Selected Financial Data of Pemex - Disclosure of Consolidated Unaudited Preliminary Financial Statements (Parenthetical) (Detail) $ in Millions, $ in Millions	Sep. 30, 2021 MXN ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure Of Unaudited Preliminary Financial Statements Prepared As Per IAS 34 [Line Items]
Short term indebtedness	$ 468,639	$ 23,079	$ 391,097
Short term liabilities	$ 833,723		$ 772,410